Taxes	12 Months Ended
Dec. 31, 2019
Taxes
Taxes

Note 19 – Taxes

Prepaid taxes

Prepaid taxes as of December 31, 2019 and 2018 consist of the following:

	December 31, 2019	December 31, 2018
Prepaid corporation income tax	$356,121	$—
Prepaid value-added tax	2,040,228	2,136,988

Total	$2,396,349	$2,136,988

Taxes Payable

Taxes payable as of December 31, 2019 and 2018 consist of the following:

	December 31,	December 31,
	2019	2018

Corporation income tax payable	$—	$227,386
Other tax payable	102,704	117,177

Total	$102,704	$344,563

Corporation Income Tax (“CIT”)

Tantech BVI was incorporated in the BVI and is not subject to income taxes under the current laws of BVI.

USCNHK and Euroasia are holding companies registered in Hong Kong and has no operating profit for tax liabilities.

Tantech Bamboo was registered in the PRC and is subject to corporate income tax at a reduced rate of 15% starting from 2008 when it was approved by local government as a high-tech company.

Tantech Energy was registered in the PRC and is also subject to corporate income tax at a reduced rate of 15% starting from 2013 when it was approved by local government as a high-tech company. Shangchi Automobile was approved by local government as a high –Tech company on December 7, 2017 and was subject to income tax rate of 15%.

Lishui Tantech, Shenzhen E-Motors, Jiamu, Jiyi, Wangbo, Bamboo Tourism, Tantech Charcoal, Tantech Babiku and Tanbo Tech are all subject to income tax at unified rate of 25%.

The impact of the tax holidays noted above decreased foreign taxes by $381,033,  $158,424 and $899,503 for the years ended December 31, 2019, 2018 and 2017, respectively. The benefit of the tax holidays on net income (loss) per share (basic and diluted) was $0.01,  $0.01 and $0.03 for the years ended December 31, 2019, 2018 and 2017, respectively.

The following table reconciles PRC statutory rates to the Company’s effective tax rates for the years ended December 31, 2019, 2018 and 2017:

	Years ended December 31,
	2019	2018	2017
Statutory PRC income tax rate	25%	25%	25%
Favorable tax rate impact (a)	(11)%	(8)%	(10)%
Permanent difference and others	4%	(1)%	2%
Changes of deferred tax assets valuation allowances	(22)%	35%	17%
Total	(4)%	51%	34%

(a)Two of the Company’s subsidiaries, Tantech Bamboo and Shangchi Automobile are subject to tax rate of 15%.

The provision for income tax consisted of the following:

	Years ended December 31,
	2019	2018	2017
Current	$529,162	$1,031,158	$1,334,254
Deferred	(165,500)	—	193,749
Total	$363,662	$1,031,158	$1,528,003

Significant components of deferred tax assets and liabilities are as follows:

	December 31,	December 31,
	2019	2018
Deferred tax assets:
Allowance for doubtful accounts and other reserves and impairments	$4,426,306	$2,389,719
Valuation allowance	(4,426,306)	(2,389,719)
Total	$—	$—

Deferred tax liability:
Increase in fair value of intangible assets acquired through acquisition	$1,949,004	$2,053,512
Impairment of intangible assets acquired through acquisition	(164,129)	—
Total	$1,784,875	$2,053,512

At December 31, 2019 and 2018, the Company has provided full valuation allowance for deferred tax assets that the Company estimated the Company could not realize due to expected future operating loss in certain entities. As of December 31, 2019 and 2018, the valuation allowance was $4,426,306 and $2,389,719, respectively. The net change in the valuation allowance was an increase of $2,036,587,  $707,013 and $1,212,303 for the years ended December 31, 2019, 2018 and 2017, respectively. The Company’s management reviews this valuation allowance periodically and makes adjustments as necessary.